Pension, Profit Sharing and Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2017
PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS
Schedule of projected benefit obligation, ABO and fair value of plan assets for the defined benefit pension plans

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit pension plans were as follows (in thousands):

September 30,	2017	2016

Projected benefit obligation	$235,097	$241,117
Accumulated benefit obligation	235,097	241,117
Fair value of plan assets	209,722	194,253

Schedule of changes in the projected benefit obligation and fair value of plan assets and the funded status

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

September 30,	2017	2016
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$241,117	$227,527
Service cost	617	595
Interest cost	7,091	8,972
Actuarial (gain) loss	(10,082)	41,583
Gross benefits paid	(7,549)	(8,365)
Settlements	—	(10,424)
Foreign currency exchange rate changes	3,903	(18,771)
Net benefit obligation at the end of the year	235,097	241,117

Change in plan assets:
Fair value of plan assets at the beginning of the year	194,253	201,502
Actual return on plan assets	14,915	23,775
Employer contributions	5,354	4,271
Gross benefits paid	(7,549)	(8,365)
Settlements	—	(10,424)
PBGC Premium paid	(348)	(362)
Administrative expenses	(547)	(925)
Foreign currency exchange rate changes	3,644	(15,219)
Fair value of plan assets at the end of the year	209,722	194,253

Unfunded status of the plans	(25,375)	(46,864)
Unrecognized net actuarial loss	58,572	72,909
Net amount recognized	$33,197	$26,045

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(58,572)	$(72,909)
Deferred tax asset	15,033	19,236
Valuation allowance on deferred tax asset	(2,107)	(5,153)
Accumulated other comprehensive loss	$(45,646)	$(58,826)

Components of net periodic pension cost (benefit)

The components of net periodic pension cost (benefit) were as follows (in thousands):

	September 30,
	2017	2016	2015
Service cost	$617	$595	$670
Interest cost	7,091	8,972	9,073
Expected return on plan assets	(12,928)	(13,182)	(13,835)
Amortization of actuarial loss	3,700	1,869	705
Settlement loss	—	2,671	—
Administrative expenses	474	177	163
Net pension cost (benefit)	$(1,046)	$1,102	$(3,224)

Schedule of weighted-average assumptions used to determine benefit obligation and net periodic benefit cost

Years ended September 30,	2017	2016	2015
Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	3.3%	3.0%	4.1%
Rate of compensation increase	3.2%	3.1%	3.1%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	3.0%	4.1%	4.2%
Expected return on plan assets	6.8%	6.8%	6.9%
Rate of compensation increase	3.1%	3.1%	3.2%

Schedule of target ranges for each major category of the plans' assets

The target ranges for each major category of the plans’ assets at September 30, 2017 are as follows:

Allocation
Asset Category	Range
Equity securities	20% to 55%
Debt securities	25% to 75%
Cash	0% to 55%
Real estate	0% to 10%

Schedule of fair value of the assets of defined benefit pension plans by asset category and their level within the fair value hierarchy

The fair value of the underlying investments comprised of real estate properties is determined through an appraisal process which uses valuation methodologies including comparisons to similar real estate and discounting of income streams.

	September 30, 2017				September 30, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Plan assets held at fair value:
Cash equivalents	$2,665	$—	$—	$2,665	$3,071	$—	$—	$3,071

Plan assets held at net asset value practical expedient*:
Equity Funds				101,433				83,877
Fixed Income Funds				84,188				72,219
Diversifies Growth Funds				16,646				27,525
Real Estate Funds				4,790				7,561
Total assets held at net asset value practical expedient:				$207,057				$191,182

Total Plan Assets				$209,722				$194,253

* Plan assets measured at fair value using NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Schedule of expected pension benefit payments, which reflect expected future service

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2018	$8,330
2019	8,753
2020	9,148
2021	9,358
2022	9,543
2022-2026	50,890